PROPERTY AND EQUIPMENT (Details) (USD $)	6 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011 Building and improvements	Sep. 30, 2012 Building and improvements Minimum	Dec. 31, 2011 Building and improvements Minimum	Sep. 30, 2012 Building and improvements Maximum	Dec. 31, 2011 Building and improvements Maximum	Dec. 31, 2011 Furniture and equipment	Dec. 31, 2010 Furniture and equipment	Sep. 30, 2012 Furniture and equipment Minimum	Dec. 31, 2011 Furniture and equipment Minimum	Sep. 30, 2012 Furniture and equipment Maximum	Dec. 31, 2011 Furniture and equipment Maximum	Dec. 31, 2011 Software	Dec. 31, 2010 Software	Sep. 30, 2012 Software Minimum	Dec. 31, 2011 Software Minimum	Sep. 30, 2012 Software Maximum	Dec. 31, 2011 Software Maximum	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2010 Leasehold improvements	Sep. 30, 2012 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Minimum	Sep. 30, 2012 Leasehold improvements Maximum	Dec. 31, 2011 Leasehold improvements Maximum	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Construction in progress
Summary of the Company's property and equipment
Estimate Useful Life							15 years	15 years	40 years	40 years			2 years	2 years	10 years	10 years			3 years	3 years	5 years	5 years			3 years	3 years	10 years	10 years
Property and equipment, gross						$ 18,708,000					$ 62,224,000	$ 26,526,000					$ 96,010,000	$ 54,706,000					$ 1,458,000	$ 2,638,000					$ 15,737,000	$ 13,626,000
Accumulated depreciation			(41,827,000)	(16,440,000)
Property and equipment, net			152,310,000	81,056,000	161,219,000
Depreciation and amortization expense	$ 4,000,000	$ 1,100,000	$ 31,700,000	$ 12,500,000